Filed with the Securities and Exchange Commission on July 20, 2011

1933 Act Registration File No.   333-173481
1940 Act File No. 811-22548

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[	X	]
Post-Effective Amendment No.	1	[		]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	2	[	X	]

(Check appropriate box or boxes.)

WALL STREET EWM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

55 East 52nd Street, 23rd Floor
New York, New York 10055
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 443-4693

Robert P. Morse, President
55 East 52nd Street, 23rd Floor
New York, New York 10055
(Name and Address of Agent for Service)

Copy to:

Richard Teigen, Esq.
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 1 hereby incorporates Parts A, B and C from the Fund’s Pre-Effective Amendment No. 1 on Form N-1A filed June 28, 2011.  This Post-Effective Amendment No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 20th day of July, 2011.

                   WALL STREET EWM FUNDS TRUST

                   By: /s/ Robert P. Morse
                   Robert P. Morse
                   President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on July 20, 2011 by the following persons in the capacities indicated.

/s/ Robert P. Morse Robert P. Morse	President, Trustee and Chairperson
/s/ Amb. Kurt D. Volker * Amb. Kurt D. Volker	Independent Trustee
/s/ Harlan K. Ullman, Ph.D.* Harlan K. Ullman, Ph.D.	Independent Trustee
/s/ Michael R. Linburn * Michael R. Linburn	Executive Vice President and Secretary
/s/ Jian H. Wang * Jian H. Wang	Executive Vice President and Treasurer

/s/ John J. Rendino ** John J. Rendino	Director, EWM Cayman Ltd.

/s/ Dianna C. Caban ** Dianna C. Caban	Director, EWM Cayman Ltd.

By /s/ Robert P. Morse
Robert P. Morse
*      Attorney-in-Fact pursuant to Power of Attorney
        previously filed with the Registrant’s Registration
       Statement filed on Form N-1A on April 14, 2011, and
       incorporated by reference.
**      Attorney-in-Fact pursuant to Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE